Exhibit 99.1

SLM Student Loan Trust 2012-7 Monthly Servicing Report
Distribution Date	03/25/2014
Collection Period	02/01/2014 - 02/28/2014

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		11/08/2012	01/31/2014	02/28/2014
	Principal Balance		$1,189,615,212.08	$1,094,549,805.21	$1,085,271,899.78
	Interest to be Capitalized Balance		29,184,856.28	18,794,244.53	18,228,999.30

	Pool Balance		$1,218,800,068.36	$1,113,344,049.74	$1,103,500,899.08
	Capitalized Interest Account Balance		$10,000,000.00	$-	$-
	Specified Reserve Account Balance		3,121,961.00	2,783,360.12	2,758,752.25

	Adjusted Pool (1)		$1,231,922,029.36	$1,116,127,409.86	$1,106,259,651.33
	Weighted Average Coupon (WAC)		6.76%	6.73%	6.73%
	Number of Loans		283,078	253,015	250,539
	Aggregate Outstanding Principal Balance - Tbill			$2,208,235.92	$2,181,199.35
	Aggregate Outstanding Principal Balance - LIBOR			$1,111,135,813.82	$1,101,319,699.73
	Pool Factor			0.891542201	0.883660016
	Since Issued Constant Prepayment Rate			3.96%	3.89%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.
B	Debt Securities	Cusip/Isin	02/25/2014		03/25/2014
	A1	78447KAA0	$132,466,135.76		$122,697,054.82
	A2	78447KAB8	$360,000,000.00		$360,000,000.00
	A3	78447KAC6	$575,000,000.00		$575,000,000.00
	B	78447KAD4	$37,500,000.00		$37,500,000.00

C	Account Balances		02/25/2014		03/25/2014
	Reserve Account Balance		$2,783,360.12		$2,758,752.25
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$12,738,944.25		$3,874,308.68
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		02/25/2014		03/25/2014
	Adjusted Pool Balance + Supplemental Loan Purchase		$1,116,127,409.86		$1,106,259,651.33
	Total Notes		$1,104,966,135.76		$1,095,197,054.82
	Difference		$11,161,274.10		$11,062,596.51
	Parity Ratio		1.01010		1.01010

Page 2 of 10	Trust 2012-7 Monthly Servicing Report: Collection Period 02/01/2014 - 02/28/2014, Distribution Date 03/25/2014

II. Trust Activity 02/01/2014 through		02/28/2014

A	Student Loan Principal Receipts
	Borrower Principal	5,543,726.79
	Guarantor Principal	3,900,732.86
	Consolidation Activity Principal	3,390,309.01
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	7.33
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	50,661.47

	Total Principal Receipts	$12,885,437.46

B	Student Loan Interest Receipts
	Borrower Interest	2,072,792.81
	Guarantor Interest	106,551.85
	Consolidation Activity Interest	61,088.63
	Special Allowance Payments	34,853.12
	Interest Subsidy Payments	2,065,546.78
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	1,199.31
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	54,227.79

	Total Interest Receipts	$4,396,260.29

C	Reserves in Excess of Requirement	$24,607.87

D	Investment Income	$216.28

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$12,738,944.25

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$(12,752,187.98)
	Funds Allocated to the Floor Income Rebate Account	$(3,874,308.68)

M	AVAILABLE FUNDS	$13,418,969.49

N	Non-Cash Principal Activity During Collection Period	$(3,607,532.03)

O	Non-Reimbursable Losses During Collection Period	$97,282.07

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$51,783.90

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2012-7 Monthly Servicing Report: Collection Period 02/01/2014 - 02/28/2014, Distribution Date 03/25/2014

III. 2012-7	Portfolio Characteristics

	02/28/2014				01/31/2014
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.60%	5,878	$23,720,408.26	2.186%	6.61%	6,212	$25,017,156.81	2.286%
GRACE	6.64%	2,366	$9,452,632.36	0.871%	6.62%	2,643	$10,733,784.71	0.981%
DEFERMENT	6.62%	44,354	$186,316,123.19	17.168%	6.63%	45,141	$188,572,499.96	17.228%
REPAYMENT: CURRENT	6.80%	123,760	$502,009,383.04	46.257%	6.80%	125,564	$512,346,806.12	46.809%
31-60 DAYS DELINQUENT	6.74%	10,177	$47,316,494.92	4.360%	6.72%	9,592	$44,564,260.79	4.071%
61-90 DAYS DELINQUENT	6.66%	5,279	$24,246,584.39	2.234%	6.70%	6,069	$27,155,160.55	2.481%
91-120 DAYS DELINQUENT	6.68%	3,668	$16,441,486.13	1.515%	6.68%	4,268	$18,591,952.57	1.699%
> 120 DAYS DELINQUENT	6.63%	11,682	$50,859,103.01	4.686%	6.66%	12,328	$53,366,349.58	4.876%
FORBEARANCE	6.73%	41,416	$217,173,439.36	20.011%	6.72%	39,086	$205,836,248.82	18.806%
CLAIMS IN PROCESS	6.64%	1,955	$7,725,628.56	0.712%	6.52%	2,108	$8,355,469.36	0.763%
AGED CLAIMS REJECTED	7.41%	4	$10,616.56	0.001%	6.80%	4	$10,115.94	0.001%

TOTAL		250,539	$1,085,271,899.78	100.00%		253,015	$1,094,549,805.21	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2012-7 Monthly Servicing Report: Collection Period 02/01/2014 - 02/28/2014, Distribution Date 03/25/2014

IV. 2012-7 Portfolio Characteristics (cont’d)

	02/28/2014	01/31/2014
Pool Balance	$1,103,500,899.08	$1,113,344,049.74
Outstanding Borrower Accrued Interest	$25,903,371.56	$26,881,435.64
Borrower Accrued Interest to be Capitalized	$18,228,999.30	$18,794,244.53
Total # Loans	250,539	253,015
Total # Borrowers	123,714	124,965
Weighted Average Coupon	6.73%	6.73%
Weighted Average Remaining Term	119.08	119.07
Non-Reimbursable Losses	$97,282.07	$115,039.19
Cumulative Non-Reimbursable Losses	$1,096,624.90	$999,342.83
Since Issued Constant Prepayment Rate (CPR)	3.89%	3.96%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$2,210.79	$2,210.79
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$3,720,344.67	$3,885,060.48
Borrower Interest Accrued	$4,987,982.72	$5,569,641.63
Interest Subsidy Payments Accrued	$576,101.84	$642,941.99
Special Allowance Payments Accrued	$10,736.14	$11,880.84

Page 5 of 10	Trust 2012-7 Monthly Servicing Report: Collection Period 02/01/2014 - 02/28/2014, Distribution Date 03/25/2014

V. 2012-7 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	6.52%	131,777	443,090,510.74	40.828%
- GSL - Unsubsidized	6.56%	105,837	527,734,326.00	48.627%
- PLUS (2) Loans	8.36%	12,906	114,320,885.33	10.534%
- SLS (3) Loans	3.29%	19	126,177.71	0.012%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.73%	250,539	$1,085,271,899.78	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.74%	209,003	960,407,230.16	88.495%
- Two Year	6.67%	33,973	102,336,392.27	9.430%
- Technical	6.71%	7,424	22,085,511.65	2.035%
- Other	5.52%	139	442,765.70	0.041%

Total	6.73%	250,539	$1,085,271,899.78	100.000%

* Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2012-7 Monthly Servicing Report: Collection Period 02/01/2014 - 02/28/2014, Distribution Date 03/25/2014

VI. 2012-7 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$13,418,969.49

A	Primary Servicing Fee	$412,668.23	$13,006,301.26

B	Administration Fee	$6,667.00	$12,999,634.26

C	Class A Noteholders’ Interest Distribution Amount	$514,683.22	$12,484,951.04

D	Class B Noteholders’ Interest Distribution Amount	$57,035.42	$12,427,915.62

E	Reserve Account Reinstatement	$-	$12,427,915.62

F	Class A Noteholders’ Principal Distribution Amount	$9,769,080.94	$2,658,834.68

G	Class B Noteholders’ Principal Distribution Amount	$-	$2,658,834.68

H	Unpaid Expenses of The Trustees	$-	$2,658,834.68

I	Carryover Servicing Fee	$-	$2,658,834.68

J	Remaining Amounts to the Noteholders after the first auction date	$-	$2,658,834.68

K	Excess Distribution Certificateholder	$2,658,834.68	$-

	Waterfall Triggers

A	Student Loan Principal Outstanding	$1,085,271,899.78

B	Interest to be Capitalized	$18,228,999.30

C	Capitalized Interest Account Balance	$-

D	Reserve Account Balance (after any reinstatement)	$2,758,752.25

E	Less: Specified Reserve Account Balance	$(2,758,752.25)

F	Total	$1,103,500,899.08

G	Class A Notes Outstanding (after application of available funds)	$1,057,697,054.82

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2012-7 Monthly Servicing Report: Collection Period 02/01/2014 - 02/28/2014, Distribution Date 03/25/2014

VII. 2012-7 Distributions
Distribution Amounts
	A1	A2	A3

Cusip/Isin	78447KAA0	78447KAB8	78447KAC6
Beginning Balance	$132,466,135.76	$360,000,000.00	$575,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.16%	0.28%	0.65%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	2/25/2014	2/25/2014	2/25/2014
Accrual Period End	3/25/2014	3/25/2014	3/25/2014
Daycount Fraction	0.07777778	0.07777778	0.07777778
Interest Rate*	0.31550%	0.43550%	0.80550%
Accrued Interest Factor	0.000245389	0.000338722	0.000626500
Current Interest Due	$32,505.72	$121,940.00	$360,237.50
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$32,505.72	$121,940.00	$360,237.50
Interest Paid	$32,505.72	$121,940.00	$360,237.50
Interest Shortfall	$-	$-	$-
Principal Paid	$9,769,080.94	$-	$-
Ending Principal Balance	$122,697,054.82	$360,000,000.00	$575,000,000.00
Paydown Factor	0.035140579	0.000000000	0.000000000
Ending Balance Factor	0.441356312	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 10	Trust 2012-7 Monthly Servicing Report: Collection Period 02/01/2014 - 02/28/2014, Distribution Date 03/25/2014

ViI. 2012-7 Distributions
Distribution Amounts
B

Cusip/Isin	78447KAD4
Beginning Balance	$37,500,000.00
Index	LIBOR
Spread/Fixed Rate	1.80%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	2/25/2014
Accrual Period End	3/25/2014
Daycount Fraction	0.07777778
Interest Rate*	1.95550%
Accrued Interest Factor	0.001520945
Current Interest Due	$57,035.42
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$57,035.42
Interest Paid	$57,035.42
Interest Shortfall	$-
Principal Paid	$-
Ending Principal Balance	$37,500,000.00
Paydown Factor	0.000000000
Ending Balance Factor	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 9 of 10	Trust 2012-7 Monthly Servicing Report: Collection Period 02/01/2014 - 02/28/2014, Distribution Date 03/25/2014

VIII. 2012-7 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$1,104,966,135.76
	Adjusted Pool Balance	$1,106,259,651.33
	Overcollateralization Amount	$11,062,596.51
	Principal Distribution Amount	$9,769,080.94
	Principal Distribution Amount Paid	$9,769,080.94
B	Reserve Account Reconciliation
	Beginning Period Balance	$2,783,360.12
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,783,360.12
	Required Reserve Acct Balance	$2,758,752.25
	Release to Collection Account	$24,607.87
	Ending Reserve Account Balance	$2,758,752.25
C	Capitalized Interest Account
	Beginning Period Balance	$-
	Transfers to Collection Account	$-
	Ending Balance	$-
D	Floor Income Rebate Account
	Beginning Period Balance	$12,738,944.25
	Deposits for the Period	$3,874,308.68
	Release to Collection Account	$(12,738,944.25)
	Ending Balance	$3,874,308.68
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 10 of 10	Trust 2012-7 Monthly Servicing Report: Collection Period 02/01/2014 - 02/28/2014, Distribution Date 03/25/2014